SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Voting rights percent	20.00%
Intellectual Properties Licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	5 years
Computer Software Licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
USD [member]
IfrsStatementLineItems [Line Items]
Convenience of foreign exchange rate	1
SGD [member]
IfrsStatementLineItems [Line Items]
Convenience of foreign exchange rate	1.3404